Supplement dated August 3, 2021
to the Prospectus of the following fund (the Fund):
Fund	Prospectus
Columbia Funds Variable Series Trust II
CTIVP ® – T. Rowe Price Large Cap Value Fund	5/1/2021
Effective October 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Heather McPherson*	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Mark Finn, CFA, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	October 2021
*	Effective April 1, 2022, Ms. McPherson will cease to serve as Co-Portfolio Manager of the Fund.
The rest of the section remains the same.
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Heather McPherson*	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Mark Finn, CFA, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	October 2021
*	Effective April 1, 2022, Ms. McPherson will cease to serve as Co-Portfolio Manager of the Fund.
Ms. McPherson joined T. Rowe Price in 2002. Ms. McPherson began her investment career in 2001 and earned a B.S. from the University of California-Davis and an M.B.A. from Duke University.
Mr. Finn joined T. Rowe Price in 1990. Mr. Finn began his investment career in 1985 and earned a B.S. from the University of Delaware.
Mr. Linehan joined T. Rowe Price in 1998. Mr. Linehan began his investment career in 1987 and earned a B.A. from Amherst College and an M.B.A. from Stanford University.
Mr. Solomon joined T. Rowe Price in 2004. Mr. Solomon began his investment career in 2002 and earned a B.A. from the University of California, Los Angeles and an M.B.A. from the University of Pennsylvania, The Wharton School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-3035-2 A (08/21)